Annual Total Returns - Fidelity Real Estate Income Fund [BarChart] - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-11 - Fidelity Real Estate Income Fund - Fidelity Advisor Real Estate Income Fund: Class A
Sep. 29, 2020
Bar Chart Table:
Annual Return 2011	4.47%
Annual Return 2012	18.58%
Annual Return 2013	3.92%
Annual Return 2014	12.22%
Annual Return 2015	1.55%
Annual Return 2016	9.92%
Annual Return 2017	7.04%
Annual Return 2018	(0.82%)
Annual Return 2019	17.51%